CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net profit	$ 3,498,005	$ 9,975,225	$ 8,675,058	$ 6,009,968
Adjustments to reconcile net profit to net cash provided by operating activities
Depreciation of property and equipment	3,689,815	2,685,034	922,770	415,838
Amortization of intangible assets	6,651,329	6,309,065	6,324,124	3,968,113
Loss on disposals of property and equipment	0	6,960	7,430	0
Changes in operating assets and liabilities:
Accounts receivables	(5,195)	372,347	(279,379)	(131,162)
Prepayments and other current assets	(1,268,175)	(1,060,291)	(900,838)	60,158
Accounts payable	(135,379)	239,061	(6,034,249)	4,021,643
Amounts due to a related party	257,037	0	(1,590,305)	(2,757,962)
Deferred revenue	(5,017,679)	(7,194,492)	13,423,585	4,948,787
Other payables	824,404	75,980	66,326	33,851
Taxes payable	(95,115)	168,263	(321,762)	382,874
Net cash generated from operating activities	10,754,484	11,480,117	20,292,760	16,952,108
Cash flows from investing activities
Purchase of property and equipment	(5,091,647)	(1,672,529)	(13,963,669)	0
Purchase of intangible assets	(7,773,051)	(8,728,734)	(1,782,615)	(15,073,518)
Net cash used in investing activities	(20,864,698)	(10,401,263)	(15,746,284)	(15,073,518)
Net cash flows from financing activities	13,243,554		0	0
Effects of foreign currency translation	2,388,306	490,577	919,740	(1,030,294)
Net increase in cash and cash equivalents	5,521,646	1,569,431	5,466,216	848,296
Cash and cash equivalents at beginning of year	11,931,714	10,362,283	4,896,067	4,047,771
Cash and cash equivalents at end of year	17,453,360	11,931,714	10,362,283	4,896,067
Supplemental disclosures of cash flow information:
Cash paid for income taxes	3,612,851	3,063,628	3,257,505	1,658,830
Cash paid for interest expense	$ 0	$ 422	$ 195	$ 114